Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.4%
Government National Mortgage Association
1.50%, 10/20/51	$423	$336,329
2.00%, 07/20/50	37	31,026
2.00%, 08/20/50	758	633,643
2.00%, 09/20/50	6,991	5,845,673
2.00%, 12/20/50	1,368	1,143,131
2.00%, 01/20/51	2,086	1,742,444
2.00%, 02/20/51	19,616	16,368,491
2.00%, 03/20/51	6,364	5,309,627
2.00%, 08/20/51	1,962	1,635,467
2.00%, 10/20/51	1,941	1,616,984
2.00%, 12/20/51	27,758	23,120,453
2.00%, 01/20/52	7,738	6,443,990
2.00%, 02/20/52	4,478	3,727,480
2.00%, 04/20/52	1,312	1,091,801
2.00%, 05/20/52	5,315	4,424,416
2.00%, 02/20/54(a)	1,175	978,414
2.50%, 01/15/28	3	2,627
2.50%, 02/20/28	4	3,653
2.50%, 01/20/31	73	69,241
2.50%, 07/20/35	1,162	1,067,659
2.50%, 04/20/43	12	10,920
2.50%, 12/20/46	1,143	1,002,830
2.50%, 01/20/47	110	96,642
2.50%, 06/20/50	3,060	2,657,205
2.50%, 08/20/50	10,169	8,685,907
2.50%, 09/20/50	3,697	3,157,667
2.50%, 01/20/51	3,184	2,761,771
2.50%, 02/20/51	3,626	3,142,301
2.50%, 05/20/51	9,298	8,055,301
2.50%, 07/20/51	10,918	9,455,872
2.50%, 08/20/51	11,732	10,158,974
2.50%, 09/20/51	5,798	5,020,154
2.50%, 12/20/51	17,583	15,219,081
2.50%, 02/20/52	1,762	1,524,375
2.50%, 04/20/52	7,003	6,058,021
2.50%, 02/20/54(a)	4,400	3,803,839
3.00%, 07/15/27	2	1,970
3.00%, 09/15/27	4	3,855
3.00%, 01/20/31	92	88,461
3.00%, 07/20/31	147	140,924
3.00%, 02/20/32	116	110,854
3.00%, 09/15/42	5	4,257
3.00%, 10/15/42	30	27,322
3.00%, 01/20/43	300	274,568
3.00%, 07/15/43	53	48,339
3.00%, 09/20/43	620	566,355
3.00%, 01/15/44	1,699	1,550,396
3.00%, 08/20/44	340	310,345
3.00%, 05/20/45	244	222,510
3.00%, 07/20/45	67	61,542
3.00%, 10/20/45	109	99,757
3.00%, 12/20/45	1,357	1,238,327
3.00%, 01/20/46	439	400,719
3.00%, 02/20/46	456	416,348
3.00%, 03/20/46	1,684	1,531,099
3.00%, 04/20/46	1,116	1,020,121
3.00%, 05/20/46	1,415	1,286,424
3.00%, 06/20/46	502	457,678
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/46	$3,278	$2,980,389
3.00%, 09/20/46	2,155	1,959,502
3.00%, 12/15/46	127	115,446
3.00%, 12/20/46	378	343,786
3.00%, 02/15/47	151	137,635
3.00%, 02/20/47	428	388,885
3.00%, 06/20/47	50	45,124
3.00%, 07/20/47	855	776,731
3.00%, 10/20/47	280	254,655
3.00%, 02/20/48	39	35,874
3.00%, 04/20/49	1,737	1,578,666
3.00%, 07/20/49	354	320,086
3.00%, 09/20/49	28	24,918
3.00%, 10/15/49	733	657,287
3.00%, 11/20/49	1,071	966,796
3.00%, 01/20/50	982	886,744
3.00%, 04/20/50	7,546	6,791,032
3.00%, 07/20/50	11,498	10,365,974
3.00%, 08/20/50	1,525	1,371,026
3.00%, 04/20/51	3,041	2,729,351
3.00%, 09/20/51	2,058	1,845,415
3.00%, 10/20/51	1,144	1,025,871
3.00%, 11/20/51	1,948	1,745,991
3.00%, 02/20/52	8,956	8,024,262
3.00%, 03/20/52	388	344,171
3.00%, 07/20/52	442	395,268
3.00%, 10/20/52	3,365	3,012,889
3.00%, 02/20/54(a)	3,525	3,148,541
3.50%, 02/15/26	1	839
3.50%, 11/15/26	1	784
3.50%, 02/20/27	3	2,444
3.50%, 01/20/31	31	29,821
3.50%, 07/20/32	82	79,527
3.50%, 09/15/41	4	3,462
3.50%, 06/20/42	2,468	2,332,273
3.50%, 09/15/42	9	8,089
3.50%, 09/20/42	105	98,897
3.50%, 10/15/42	3	2,897
3.50%, 10/20/42	246	232,682
3.50%, 11/15/42	20	19,299
3.50%, 11/20/42	811	766,307
3.50%, 12/20/42	86	81,377
3.50%, 02/20/43	711	669,823
3.50%, 03/15/43	30	27,789
3.50%, 05/15/43	29	26,784
3.50%, 06/15/43	114	107,964
3.50%, 04/20/45	238	223,441
3.50%, 06/20/45	88	82,725
3.50%, 09/20/45	2,621	2,457,877
3.50%, 11/20/45	10	8,925
3.50%, 12/20/45	66	61,615
3.50%, 03/20/46	333	311,866
3.50%, 04/20/46	52	49,089
3.50%, 06/20/46	506	474,267
3.50%, 07/20/46	3,000	2,809,946
3.50%, 11/20/46	9	8,427
3.50%, 12/20/46	126	117,663
3.50%, 01/20/47	45	42,231
3.50%, 02/20/47	111	104,039
3.50%, 03/20/47	226	210,681
3.50%, 04/20/47	969	905,737

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 08/20/47	$447	$418,492
3.50%, 09/20/47	850	794,260
3.50%, 10/20/47	4,931	4,613,356
3.50%, 12/20/47	533	495,907
3.50%, 01/20/48	15	14,056
3.50%, 02/20/48	1,174	1,096,057
3.50%, 04/20/48	94	88,024
3.50%, 05/20/48	292	272,785
3.50%, 09/20/48	31	29,215
3.50%, 11/20/48	603	563,614
3.50%, 03/20/49	7,044	6,579,306
3.50%, 09/20/49	187	174,287
3.50%, 10/20/49	228	212,347
3.50%, 04/20/50	5,449	5,077,835
3.50%, 05/20/50	340	316,707
3.50%, 06/20/50	527	490,348
3.50%, 02/20/52	3,062	2,829,984
3.50%, 04/20/52	2,272	2,096,765
3.50%, 08/20/52	465	429,619
3.50%, 11/20/52	5,396	4,980,495
3.50%, 12/20/52	3,123	2,882,492
3.50%, 07/20/53	2,626	2,437,750
4.00%, 03/20/26	1	695
4.00%, 07/20/26	1	588
4.00%, 02/15/41	5	5,213
4.00%, 03/15/41	4	4,320
4.00%, 04/15/41	19	19,155
4.00%, 05/15/41	5	4,960
4.00%, 12/15/41	6	5,915
4.00%, 01/15/42	5	4,461
4.00%, 02/15/42	15	15,033
4.00%, 03/15/42	33	32,771
4.00%, 05/15/42	8	7,820
4.00%, 08/15/42	8	7,438
4.00%, 09/20/42	186	180,808
4.00%, 04/15/44	24	23,078
4.00%, 05/15/44	38	36,961
4.00%, 08/20/44	22	21,168
4.00%, 10/20/44	234	227,279
4.00%, 03/20/45	956	927,157
4.00%, 08/15/45	2,653	2,556,853
4.00%, 08/20/45	372	359,907
4.00%, 09/20/45	5,800	5,605,767
4.00%, 10/20/45	5	4,499
4.00%, 01/20/46	8	7,591
4.00%, 03/20/46	91	87,489
4.00%, 07/20/46	9	8,419
4.00%, 09/20/46	263	252,868
4.00%, 11/20/46	103	99,059
4.00%, 12/15/46	17	15,983
4.00%, 05/20/47	26	24,865
4.00%, 06/20/47	1,477	1,420,600
4.00%, 07/20/47	299	287,563
4.00%, 08/20/47	6	5,522
4.00%, 11/20/47	89	85,627
4.00%, 03/20/48	57	54,419
4.00%, 04/20/48	364	350,503
4.00%, 05/20/48	3,002	2,887,999
4.00%, 06/20/48	1,087	1,046,043
4.00%, 07/20/48	321	309,177
4.00%, 11/20/48	3,527	3,391,997
Security	Par (000)		Value

Mortgage-Backed Securities (continued)
4.00%, 09/15/49	$171		$164,678
4.00%, 01/20/50	425		408,547
4.00%, 02/20/50	9		9,005
4.00%, 09/20/52	2,745		2,606,507
4.00%, 10/20/52	4,769		4,527,576
4.00%, 12/20/52	550		522,302
4.00%, 06/20/53	2,626		2,493,589
4.00%, 02/20/54(a)	1,500		1,424,966
4.50%, 07/20/24	0	(b)	92
4.50%, 08/15/39	70		69,973
4.50%, 07/15/40	16		16,314
4.50%, 08/15/40	29		28,579
4.50%, 07/20/41	1,327		1,326,315
4.50%, 11/20/45	172		170,130
4.50%, 08/20/46	289		287,322
4.50%, 09/20/46	46		45,889
4.50%, 10/20/46	48		47,528
4.50%, 11/20/46	48		48,170
4.50%, 04/20/47	5		4,733
4.50%, 06/20/47	6		5,668
4.50%, 07/20/47	1,977		1,956,024
4.50%, 02/20/48	282		278,702
4.50%, 06/20/48	18		17,863
4.50%, 07/20/48	113		111,961
4.50%, 08/20/48	99		98,051
4.50%, 09/20/48	1,128		1,114,128
4.50%, 10/20/48	802		791,765
4.50%, 12/20/48	834		823,325
4.50%, 01/20/49	563		556,410
4.50%, 03/20/49	14		13,562
4.50%, 06/20/49	551		544,220
4.50%, 08/20/49	167		164,514
4.50%, 10/20/49	121		119,071
4.50%, 01/20/50	643		635,268
4.50%, 08/20/52	426		415,711
4.50%, 10/20/52	2,681		2,613,846
4.50%, 11/20/52	2,366		2,306,610
4.50%, 03/20/53	6,870		6,697,105
4.50%, 06/20/53	4,677		4,553,151
4.50%, 07/20/53	1,259		1,225,587
4.50%, 02/20/54(a)	550		535,465
5.00%, 07/15/39	17		16,972
5.00%, 07/20/42	95		97,112
5.00%, 07/20/46	37		37,589
5.00%, 04/20/48	38		38,808
5.00%, 05/20/48	204		206,298
5.00%, 11/20/48	47		46,945
5.00%, 12/20/48	45		45,817
5.00%, 01/20/49	132		132,558
5.00%, 04/20/49	8		8,351
5.00%, 09/20/50	184		187,286
5.00%, 07/20/52	3,902		3,879,109
5.00%, 08/20/52	914		908,293
5.00%, 09/20/52	1,964		1,951,927
5.00%, 12/20/52	3,333		3,313,427
5.00%, 01/20/53	930		924,101
5.00%, 04/20/53	3,147		3,125,324
5.00%, 05/20/53	3,457		3,433,791
5.00%, 06/20/53	1,157		1,149,630
5.00%, 07/20/53	4,538		4,507,668
5.00%, 02/20/54(a)	2,718		2,700,173

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 10/15/38	$13	$13,110
5.50%, 07/20/40	161	166,992
5.50%, 12/20/52	3,299	3,322,745
5.50%, 01/20/53	1,364	1,373,733
5.50%, 03/20/53	769	774,703
5.50%, 04/20/53	10,782	10,859,881
5.50%, 05/20/53	489	492,358
5.50%, 06/20/53	193	194,864
5.50%, 11/20/53	2,765	2,785,001
5.50%, 02/20/54(a)	1,750	1,761,193
6.00%, 09/20/38	15	15,849
6.00%, 02/20/53	335	340,393
6.00%, 09/20/53	3,579	3,633,582
6.00%, 10/20/53	1,698	1,723,534
6.00%, 11/20/53	1,745	1,771,962
6.00%, 12/20/53	1,996	2,026,201
6.00%, 02/20/54(a)	6,975	7,081,384
6.50%, 11/20/53	1,858	1,899,390
6.50%, 12/20/53	1,324	1,352,937
6.50%, 01/20/54	4,158	4,250,425
6.50%, 02/20/54(a)	6,268	6,406,729
		406,917,120

Total Investments Before TBA Sales Commitments — 100.4%
(Cost: $431,907,063)		406,917,120
Security	Par (000)	Value

TBA Sales Commitments(a)
Mortgage-Backed Securities — (0.8)%
Government National Mortgage Association
2.00%, 02/20/54	$(800)	$(666,154)
2.50%, 02/20/54	(1,000)	(864,509)
3.00%, 02/20/54	(500)	(446,602)
6.50%, 02/20/54	(1,325)	(1,354,272)

Total TBA Sales Commitments — (0.8)%
(Proceeds: $(3,312,973))		(3,331,537)

Total Investments, Net of TBA Sales Commitments — 99.6%
(Cost: $428,594,090)		403,585,583

Liabilities in Excess of Other Assets — 0.4%		1,778,194

Net Assets — 100.0%		$405,363,777

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$38,140,000	$—	$(38,140,000	)(b)	$—	$—	$—	—	$583,221	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$406,917,120	$—	$406,917,120
Liabilities
Investments
TBA Sales Commitments	—	(3,331,537)	—	(3,331,537)
	$—	$403,585,583	$—	$403,585,583

Portfolio Abbreviation

TBA	To-Be-Announced

4